UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Francine S. Hayes Assistant Secretary The China Fund, Inc. 4 Copley Place, 5th Floor CPH-0326 Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019-6131

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA — “A” SHARES
IT Services — (2.8%)
HAND Enterprise Solutions Co., Ltd.	3,138,673	$9,545,502

TOTAL CHINA — “A” SHARES — (Cost $589,162)	2.8%	9,545,502

HONG KONG
Commercial Services & Supplies — (3.4%)
China Everbright International, Ltd. (2)	8,944,000	11,772,589

Communications Equipment — (1.1%)
Comba Telecom Systems Holdings, Ltd. (2)*	10,958,500	3,754,240

Electronic Equipment & Instruments — (2.3%)
Digital China Holdings, Ltd. †(2)	8,138,000	7,965,638

Gas Utilities — (2.6%)
Enn Energy Holdings, Ltd. (2)	1,376,000	8,914,063

Industrial Conglomerates — (7.6%)
Beijing Enterprises Holdings, Ltd. (2)	1,683,500	14,277,698
Hutchison Whampoa, Ltd.	975,000	12,105,172

		26,382,870

Internet Software & Services — (3.7%)
Tencent Holdings, Ltd.	186,200	13,021,734

Metals & Mining — (1.4%)
Tiangong International Co., Ltd. (2)	18,480,000	4,998,165

Oil, Gas & Consumable Fuels — (2.3%)
CNOOC, Ltd.	5,160,000	8,107,722

Personal Products — (1.9%)
Hengan International Group Co., Ltd.	375,500	4,069,615
Natural Beauty Bio-Technology, Ltd. #	47,710,000	2,703,656

		6,773,271

Real Estate Management & Development — (2.9%)
Shui On Land, Ltd. (2)	11,055,500	3,545,415

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG (continued)
Real Estate Management & Development (continued)
Sun Hung Kai Properties, Ltd.	521,000	$6,371,211

		9,916,626

Semiconductors & Semiconductor Equipment — (1.8%)
Semiconductor Manufacturing International Corp. (2)*	63,001,000	6,410,086

Specialty Retail — (1.3%)
Zhongsheng Group Holdings, Ltd. (2)	2,996,500	4,399,552

Textiles, Apparel & Luxury Goods — (3.2%)
Li & Fung, Ltd. (2)	8,016,000	11,191,190

Wireless Telecommunication Services — (2.2%)
China Mobile, Ltd. (2)	816,000	7,787,493

TOTAL HONG KONG — (Cost $120,642,405)	37.7%	131,395,239

HONG KONG — “H” SHARES
Automobiles — (2.3%)
Qingling Motors Co., Ltd. #†	28,960,000	8,056,411

Commercial Banks — (3.9%)
China Merchants Bank Co., Ltd. (2)	4,312,000	7,619,425
Industrial & Commercial Bank of China, Ltd.	9,925,000	6,161,222

		13,780,647

Construction Materials — (1.3%)
China National Building Material Co., Ltd. (2)	4,630,000	4,466,343

Diversified Financial Services — (3.7%)
China Minsheng Banking Corp., Ltd. (2)	13,027,000	12,818,201

Independent Power Producers & Energy Traders — (1.2%)
Beijing Jingneng Clean Energy Co., Ltd. †	6,244,000	4,061,099

Machinery — (2.1%)
CSR Corp., Ltd. (2)	9,930,000	7,251,396

Oil, Gas & Consumable Fuels — (3.3%)
China Suntien Green Energy Corp., Ltd. †(2)	12,785,000	5,565,533

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG — “H” SHARES (continued)
Oil, Gas & Consumable Fuels (continued)
PetroChina Co., Ltd.	6,084,000	$5,884,620

		11,450,153

TOTAL HONG KONG — “H” SHARES — (Cost $65,470,742)	17.8%	61,884,250

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $186,113,147)	55.5%	193,279,489

TAIWAN
Computers & Peripherals — (2.1%)
Advantech Co., Ltd.	1,189,000	7,417,147

Diversified Financial Services — (1.5%)
Chailease Holding Co., Ltd.	2,132,000	5,256,552

Electronic Equipment & Instruments — (6.1%)
Delta Electronics, Inc.	1,425,000	7,831,092
Largan Precision Co., Ltd.	118,000	4,537,338
Tong Hsing Electronic Industries, Ltd.	1,723,000	8,843,188

		21,211,618

Leisure Equipment & Products — (2.0%)
Merida Industry Co., Ltd.	1,126,000	6,949,814

Multiline Retail — (1.3%)
Taiwan FamilyMart Co., Ltd. #	742,652	4,436,670

Real Estate Management & Development — (1.7%)
Ruentex Development Co., Ltd.	3,311,904	5,837,303

Semiconductors & Semiconductor Equipment — (9.3%)
Chipbond Technology Corp.	1,916,000	2,988,068
Hermes Microvision, Inc.	269,000	7,973,001
Hermes Microvision, Inc. GDR*	46,900	1,386,833
MediaTek, Inc.	627,000	8,288,258

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.	3,370,000	$11,679,182

		32,315,342

TOTAL TAIWAN — (Cost $64,011,905)	24.0%	83,424,446

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $250,714,214)	82.3%	286,249,437

EQUITY-LINKED SECURITIES
Construction & Engineering — (1.0%)
China State Construction Engineering Corp., Ltd. (expiration 01/16/15) (4)144A*	7,375,772	3,614,128

Electronic Equipment & Instruments — (1.0%)
Dongxu Optoelectronic Technology Co., Ltd. (expiration 06/30/15) (3)144A*	962,760	3,625,754

Household Durables — (2.5%)
Gree Electric Appliances, Inc. Access Product (expiration 01/16/15) (4)144A*	1,838,546	8,540,046

Insurance — (2.6%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 06/30/15) (3)144A*	1,418,047	9,091,241

Road & Rail — (1.2%)
Daqin Railway Co., Ltd. Access Product (expiration 01/20/15) (4)144A*	1,070,283	1,272,567
Daqin Railway Co., Ltd. Access Product (expiration 11/02/16) (3)144A*	2,449,968	2,913,502

		4,186,069

TOTAL EQUITY-LINKED SECURITIES — (Cost $27,502,649)	8.3%	29,057,238

DIRECT INVESTMENTS(5)
Food Products — (0.0%)
Zong Su Foods (acquired 09/21/10) *^#(1)	2,677	—

TOTAL DIRECT INVESTMENTS — (Cost $15,000,034)	0.0%	—

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COLLATERAL FOR SECURITIES ON LOAN
State Street Navigator Securities Lending Prime Portfolio	44,479,628	$44,479,628

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $44,479,628)	12.8%	44,479,628

	Face Amount
SHORT TERM INVESTMENTS
Repurchase Agreement with State Street Bank and Trust, 0.00%, 02/03/14 (6)	$3,876,000	3,876,000

TOTAL SHORT TERM INVESTMENTS — (Cost $3,876,000)	1.1%	3,876,000

TOTAL INVESTMENTS** — (Cost $341,572,525)	104.5%	363,662,303

OTHER ASSETS AND LIABILITIES	(4.5)%	(15,636,220)

NET ASSETS	100.0%	$348,026,083

Notes to Schedule of Investments

*	Denotes non-income producing security.
^	Security is deemed worthless.
#	Illiquid security.
†	Affiliated issuer (see Note B).
(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
(2)	A portion or all of the security is on loan. As of January 31, 2014, the market value of the securities loaned was $57,042,786.
(3)	Equity linked securities issued by Credit Lyonnais (CLSA).
(4)	Equity linked securities issued by Citigroup Global Markets Holdings.
(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore valued in good faith by the Board of Directors at fair market value.
(6)	Repurchase agreement, dated 1/31/14, due 2/3/14 with repurchase proceeds of $3,876,000 is collateralized by US Treasury Notes 1.75% due 05/15/22 with a market value of $3,953,628.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At January 31, 2014, these restricted securities amounted to $29,057,238, which represented 8.35% of total net assets.

**	At January 31, 2014, aggregate cost for federal tax purposes was $341,572,525. Gross unrealized appreciation of investments was $61,395,302 which gross unrealized depreciation of investments was $39,305,524, resulting in net unrealized appreciation of investments of $22,089,778.
GDR	– Global Depositary Receipt

See notes to schedule of investments.

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager or Direct Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT
Description	Level 1	Level 2	Level 3	Total
COMMON STOCK AND OTHER EQUITY INTERESTS
Automobiles	$8,056,411	$—	$—	$8,056,411
Commercial Banks	13,780,647	—	—	13,780,647
Commercial Services & Supplies	11,772,589	—	—	11,772,589
Communications Equipment	3,754,240	—	—	3,754,240
Computers & Peripherals	7,417,147	—	—	7,417,147
Construction Materials	4,466,343	—	—	4,466,343
Diversified Financial Services	18,074,753	—	—	18,074,753
Electronic Equipment & Instruments	29,177,256	—	—	29,177,256
Gas Utilities	8,914,063	—	—	8,914,063
IT Services	9,545,502	—	—	9,545,502
Independent Power Producers & Energy Traders	4,061,099	—	—	4,061,099
Industrial Conglomerates	26,382,870	—	—	26,382,870
Internet Software & Services	13,021,734	—	—	13,021,734
Leisure Equipment & Products	6,949,814	—	—	6,949,814
Machinery	7,251,396	—	—	7,251,396
Metals & Mining	4,998,165	—	—	4,998,165
Multiline Retail	4,436,670	—	—	4,436,670
Oil, Gas & Consumable Fuels	19,557,875	—	—	19,557,875
Personal Products	6,773,271	—	—	6,773,271
Real Estate Management & Development	15,753,929	—	—	15,753,929
Semiconductors & Semiconductor Equipment	38,725,428	—	—	38,725,428
Specialty Retail	4,399,552	—	—	4,399,552
Textiles, Apparel & Luxury Goods	11,191,190	—	—	11,191,190
Wireless Telecommunication Services	7,787,493	—	—	7,787,493

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	286,249,437	—	—	286,249,437

EQUITY-LINKED SECURITIES
Construction & Engineering	—	3,614,128	—	3,614,128
Electronic Equipment & Instruments	—	3,625,754	—	3,625,754
Household Durables	—	8,540,046	—	8,540,046
Insurance	—	9,091,241	—	9,091,241
Road & Rail	—	4,186,069	—	4,186,069

TOTAL EQUITY-LINKED SECURITIES	—	29,057,238	—	29,057,238

DIRECT INVESTMENTS	—	—	—^	—
COLLATERAL FOR SECURITIES ON LOAN	44,479,628	—	—	44,479,628
SHORT TERM INVESTMENTS	—	3,876,000	—	3,876,000

TOTAL INVESTMENTS	$330,729,065	$32,933,238	$—	$363,662,303

^	Security is deemed worthless.

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of January 31, 2014, there were no transfers between Level 1, 2 or 3.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the three months ended January 31, 2014:

Investments in Securities	Balance as of October 31, 2013	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2014
COMMON STOCK AND OTHER EQUITY INTERESTS
Commercial Services & Supplies	$1,119,908	$—	($1,727,606)	($6,246,477)	$6,854,175	$—	$—	$—	$—

DIRECT INVESTMENTS
Food Products	—^	—	—	—	—	—	—	—^	—
Health Care Providers & Services	6,007,700	—	(7,509,916)	(1,162)	1,503,378	—	—	—	—

	$7,127,608	$—	($9,237,522)	($6,247,639)	$8,357,553	$—	$—	$—	$—

^	Security is deemed worthless.

Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments; however, the Board of Directors of the Fund has suspended additional investments in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The value of these securities at January 31, 2014 was $– or 0.0% of the Fund’s net assets. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date	Cost	Value
Zong Su Foods	09/21/2010	$15,000,034	$—

NOTE B – INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

Name of Issuer	Balance of Shares/Par Held October 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares/Par Held January 31, 2014	Value January 31, 2014	Income From Non- Controlled Affiliates	Gain Realized on Sale of Shares as of January 31, 2014
Beijing Jingneng Clean Energy Co., Ltd.	—	6,244,000	—	6,244,000	$4,061,099	$—	$—
China Everbright International, Ltd.(1)	24,687,000	—	15,743,000	8,944,000	11,772,589	—	12,889,709
China Suntien Green Energy Corp., Ltd.	3,731,000	9,054,000	—	12,785,000	5,565,533	—	—
Digital China Holdings, Ltd.	7,256,000	882,000	—	8,138,000	7,965,638	—	—
Qingling Motors Co., Ltd.	28,960,000	—	—	28,960,000	8,056,411	—	—

	64,634,000	16,180,000	15,743,000	65,071,000	$37,421,270	$—	$12,889,709

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.
(1)	Not affiliated as of January 31, 2014.

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:
/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Joseph S. Quirk
Joseph S. Quirk
President of The China Fund, Inc.

Date:	March 25, 2014

By:
/s/ Laura F. Dell
Laura F. Dell
Treasurer of The China Fund, Inc.

Date:	March 25, 2014